Summary of Significant Accounting Policies - Summary of Product Revenue Allowance And Reserve Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service Fees, Allowances and Chargebacks [Member]
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	$ 601	$ 60
Provision related to sales in the current year	5,527	1,688	100
Credit or payments made during the period	(4,281)	(1,147)	(40)
Ending Balance	1,847	601	60
Government Rebates and Other Incentives [Member]
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	491	15
Provision related to sales in the current year	261	502	15
Credit or payments made during the period	(375)	(26)
Adjustments related to prior period sales	(129)
Ending Balance	248	491	15
Product Returns [Member]
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	125	2
Provision related to sales in the current year	334	124	2
Credit or payments made during the period	(57)	(1)
Ending Balance	402	125	2
Purchaser/Provider Discounts and Rebates [Member]
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance
Provision related to sales in the current year	2,685
Credit or payments made during the period	(1,029)
Ending Balance	1,656
Product Revenue Allowance and Reserve [Member]
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	1,217	77
Provision related to sales in the current year	8,807	2,314	117
Credit or payments made during the period	(5,742)	(1,174)	(40)
Adjustments related to prior period sales	(129)
Ending Balance	$ 4,153	$ 1,217	$ 77